Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Statement [Abstract]
Schedule of financial income, net
	Year ended December 31,
	2021	2020	2019
Financial income:

Interest on bank deposits and other	$2,129	$2,238	$2,535
Realized gain on sale of marketable securities, net	32	503	271
Interest on marketable securities	3,243	2,870	1,975
Amortization of premium and accretion of discount on marketable securities, net	-	-	112

	5,404	5,611	4,893
Financial expenses:

Bank charges	(286)	(357)	(405)
Exchange rate differences, net	(1,240)	(1,361)	(1,175)
Amortization of premium and accretion of discount on marketable securities, net	(1,279)	(395)	-

	(2,805)	(2,113)	(1,580)

Total financial income, net:	$2,599	$3,498	$3,313